EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income attributable to ordinary shares (basic and diluted)	$ 18,954	$ 31,503
Denominator:
Weighted average number of ordinary shares outstanding during the period	70,623,006	67,325,808
Weighted average effect of dilutive securities:
Shares to be issued in connection with acquisition	64,697
Employee stock options and restricted stock units	76,316	1,714,560
Diluted number of ordinary shares outstanding	70,764,000	69,040,000
Basic net earnings (loss) per ordinary share
Net earnings per ordinary share - Basic	$ 0.27	$ 0.47
Diluted net earnings (loss) per ordinary share
Net earnings per ordinary share - Diluted	$ 0.27	$ 0.46
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	9,967,014	2,621,487